Schedule of short-term loans (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Private Lenders [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 2,449	$ 374,654
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans			1,774,713
Kong Wei Peng [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender Name		Kong Wei Peng
Maturities		Due on demand
Interest Rate		0.00%
Collateral/ Guarantee		None
Short term loans		$ 2,449	2,464
8i Asia Limited [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender Name		8i Asia Limited
Maturities		June 30, 2025 to December 31, 2025
Collateral/ Guarantee		None
Short term loans			372,190
8i Asia Limited [Member] | Private Lenders [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest Rate		0.00%
8i Asia Limited [Member] | Private Lenders [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest Rate		8.00%
8i Asia Limited [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Lender Name	[1]	8i Enterprises Pte. Ltd
Maturities	[2]	December 31, 2025
Alfred Lim [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Lender Name	[3]	Alfred Lim
Maturities	[3]	December 31, 2023, extended to December 31, 2025
Interest Rate		8.00%
Collateral/ Guarantee		None
Short term loans			$ 276,558
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Maturities			December 31, 2025
Interest Rate		8.00%	8.00%
Collateral/ Guarantee		None
Short term loans			$ 1,498,155

[1]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over such shares.
[2]	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 16). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $254,892. During the year ended December 31, 2025, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $1,325,982. The loans bear interest at a rate of 8% and are scheduled to mature on December 31, 2025. The Company paid off the principal and interest balance in March 2026.
[3]	Mr. Alfred Lim is Chief Executive Officer, an executive director and shareholder of the Company.